Federated Equity Income Fund, Inc.

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUND ARE INCLUDED

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2019

1. Effective immediately, John L. Nichol, CFA, no longer serves as a portfolio manager of Federated Equity Income Fund, Inc. (the “Fund”). Accordingly, please remove all references to Mr. Nichol.

Linda Bakhshian, CA and CPA, will continue as portfolio manager of the Fund and will continue to manage its portfolio as described in the Prospectus.

2. Effective January 1, 2020, Stephen K. Gutch, CFA, will serve as a portfolio manager of the Fund. Accordingly, please add Mr. Gutch to the section entitled “Fund Management” as follows:

“Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund's portfolio manager since January 2020.”

November 25, 2019

Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

50338 (11/19)

Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.